TAXATION (Schedule of Income Tax Expense from Continuing Operations) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
TAXATION
Current tax expense (benefit)	¥ (24,047)	$ (3,685)	¥ (16,570)	¥ 43,209
Deferred tax benefit	(13,577)	(2,081)	(22,416)	(9,158)
Income tax expense	¥ (37,624)	$ (5,766)	¥ (38,986)	¥ 34,051